Organization and Principal Activities - Schedule of Company and Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sagtec Global Limited [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of incorporation	October 31, 2023
Percentage of effective ownership
Place of incorporation	British Virgin Islands
Principal activities	Holding company
Sagtec Group Sdn Bhd [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of incorporation	June 11, 2018
Percentage of effective ownership	98.04%	98.04%
Place of incorporation	Malaysia
Principal activities	Food & beverage SAAS
CL Technologies (International) Sdn Bhd [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of incorporation	February 14, 2019
Percentage of effective ownership	94.95%	94.95%
Place of incorporation	Malaysia
Principal activities	Food & beverage software & server hosting